SEVEN CANYONS STRATEGIC GLOBAL FUND

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.65%)
Air Freight & Logistics (1.22%)
TCI Express, Ltd.	14,637	$295,511

Airlines (1.00%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	23,700	243,399

Airport Services (1.38%)
Grupo Aeroportuario del Centro Norte SAB de CV	52,600	336,010

Alternative Carriers (0.90%)
Gamma Communications PLC	16,758	219,499

Application Software (8.66%)
Appier Group, Inc.(a)	49,000	307,333
Atoss Software AG	2,000	253,605
EMRO, Inc.(a)	18,400	214,695
GK Software SE	2,000	271,630
Hyundai Ezwel Co., Ltd.	111,000	645,448
SmartCraft ASA(a)	146,839	238,528
Symbio Holdings, Ltd.	71,375	172,433
Total Application Software		2,103,672

Biotechnology (0.88%)
Seegene, Inc.	7,700	214,383

Cable & Satellite (3.98%)
GTPL Hathway, Ltd.(b)(c)	526,000	965,779

Consumer Finance (2.81%)
Arman Financial Services, Ltd.(a)	35,501	500,828
Kaspi.KZ JSC, GDR(c)	4,000	182,000
Total Consumer Finance		682,828

Data Processing & Outsourced Services (14.46%)
Boku, Inc.(a)(b)(c)	203,000	254,525
Datamatics Global Services, Ltd.	119,300	431,745
iEnergizer, Ltd.	439,818	2,508,305
My EG Services Bhd(a)	1,581,300	315,722
Total Data Processing & Outsourced Services		3,510,297

Distillers & Vintners (1.67%)
Radico Khaitan, Ltd.	36,800	406,572

Distributors (8.52%)
Inter Cars SA	14,084	1,253,964

		Value
	Shares	(Note 2)
Distributors (continued)
Sirca Paints India, Ltd.(b)(c)	150,000	$815,316
Total Distributors		2,069,280

Diversified Support Services (1.50%)
Prestige International, Inc.	73,000	363,709

Drug Retail (1.03%)
Shop Apotheke Europe NV(a)(b)(c)	2,800	248,885

Electronic Components (0.72%)
M3 Technology, Inc.	37,900	175,265

Electronic Equipment & Instruments (1.17%)
Basler AG	2,000	160,337
Vigo System SA(a)	900	123,310
Total Electronic Equipment & Instruments		283,647

Environmental & Facilities Services (1.49%)
Antony Waste Handling Cell, Ltd.(a)(b)(c)	102,000	361,322

Financial Exchanges & Data (1.08%)
OTC Markets Group, Inc., Class A	4,600	262,200

Health Care Equipment (3.36%)
M.I.Tech Co., Ltd.	29,081	223,976
Revenio Group Oyj	9,605	427,989
Semler Scientific, Inc.(a)	5,800	163,444
Total Health Care Equipment		815,409

Health Care Facilities (1.40%)
M1 Kliniken AG(a)	35,600	193,997
Orpea SA(a)	6,000	146,127
Total Health Care Facilities		340,124

Health Care Supplies (1.21%)
Tristel PLC	68,200	292,645

Human Resource & Employment Services (2.47%)
Veteranpoolen AB, Class B	153,800	599,880

Industrial Machinery (1.37%)
va-Q-tec AG(a)(c)	26,000	331,321

Integrated Telecommunication Services (0.78%)
Ooma, Inc.(a)	16,000	189,440

Interactive Media & Services (1.07%)
Wirtualna Polska Holding SA(c)	11,208	259,104

Internet & Direct Marketing Retail (4.67%)
Ci Medical Co., Ltd.	10,200	373,629
Koukandekirukun, Inc.(a)	13,500	414,413

		Value
	Shares	(Note 2)
Internet & Direct Marketing Retail (continued)
momo.com, Inc.	6,480	$139,043
Oisix ra daichi, Inc.(a)	17,000	207,112
Total Internet & Direct Marketing Retail		1,134,197

Investment Banking & Brokerage (2.32%)
flatexDEGIRO AG(a)	30,700	292,124
M&A Capital Partners Co., Ltd.(a)	10,300	270,633
Total Investment Banking & Brokerage		562,757

Oil & Gas Equipment & Services (2.04%)
Schoeller-Bleckmann Oilfield Equipment AG	8,800	495,221

Oil & Gas Exploration & Production (1.24%)
Parex Resources, Inc.	17,700	299,767

Packaged Foods & Meats (1.42%)
Manorama Industries, Ltd.(a)	27,000	345,720

Pharmaceuticals (1.16%)
Granules India, Ltd.	81,861	282,208

Publishing (3.69%)
Future PLC	42,700	895,593

Semiconductors (0.96%)
Silergy Corp.	2,900	233,592

Specialized Consumer Services (2.40%)
Perfect Medical Health Management, Ltd.	1,082,898	582,381

Specialty Chemicals (1.05%)
Chongqing Zaisheng Technology Corp., Ltd., Class A	267,540	254,180

Specialty Stores (1.58%)
Pets at Home Group PLC	102,700	384,052

Technology Distributors (1.61%)
Richardson Electronics, Ltd./United States	26,700	391,422

Thrifts & Mortgage Finance (1.86%)
Aavas Financiers, Ltd.(a)	17,712	452,026

Trading Companies & Distributors (2.52%)
Rush Enterprises, Inc., Class A	5,200	250,640
Thermador Groupe	4,000	360,916
Total Trading Companies & Distributors		611,556

TOTAL COMMON STOCKS
(Cost $24,231,944)		22,494,853

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (6.25%)
State Street Institutional US Government Money Market Fund - Investor Class	1.343%	1,516,921	$1,516,921
			1,516,921
TOTAL SHORT TERM INVESTMENT
(Cost $1,516,921)			1,516,921

TOTAL INVESTMENTS (98.90%)
(Cost $25,748,865)			$24,011,774

OTHER ASSETS IN EXCESS OF LIABILITIES (1.10%)			267,564

NET ASSETS (100.00%)			$24,279,338

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the fair value of securities restricted under Rule 144A in the aggregate was $2,645,827, representing 10.90% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2022, the fair value of those securities was $3,418,252 representing 14.08% of net assets.

At June 30, 2022, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	0.8
Austria	2.2
Canada	1.3
China	2.2
Finland	1.9
France	2.3
Germany	6.7
Great Britain	8.0
Guernsey	11.2
Hong Kong	2.6
India	21.6
Japan	8.6
Kazakhstan	0.8
Malaysia	1.4
Mexico	2.6
Netherlands	1.1
Norway	1.1
Poland	7.3
South Korea	5.8
Sweden	2.7
Taiwan	1.4
United States	6.7
100.0

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (94.36%)
Agricultural Products (0.75%)
Winfarm SAS(a)	51,631	$933,345

Airlines (1.42%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	171,412	1,760,401

Airport Services (1.60%)
Grupo Aeroportuario del Centro Norte SAB de CV	310,700	1,984,760

Alternative Carriers (1.77%)
Gamma Communications PLC	167,602	2,195,276

Application Software (24.30%)
24SevenOffice Group AB(a)	328,100	311,109
Appier Group, Inc.(a)	204,400	1,282,020
Atoss Software AG	10,000	1,268,025
Bigtincan Holdings, Ltd.(a)	2,207,800	761,967
Canopy Holdings AS(a)	1,464,966	138,321
Esker SA	13,200	1,760,941
Freee KK(a)	89,500	2,163,620
GB Group PLC	284,400	1,377,877
GK Software SE	41,730	5,667,555
Kaonavi, Inc.(a)	158,200	2,312,136
Lectra	132,800	4,870,892
Lime Technologies AB	98,008	2,147,989
Skyfii, Ltd.(a)	13,939,393	423,353
Smaregi, Inc.(a)	100,000	832,842
SmartCraft ASA(a)	1,337,086	2,171,983
Symbio Holdings, Ltd.	1,082,056	2,614,113
Total Application Software		30,104,743

Auto Parts & Equipment (1.10%)
hGears AG(a)	100,000	1,362,341

Automotive Retail (0.66%)
Halfords Group PLC	466,800	812,009

Biotechnology (2.07%)
Abcam PLC(a)	178,400	2,558,220

		Value
	Shares	(Note 2)
Broadcasting (1.13%)
Viaplay Group AB(a)	68,300	$1,401,419

Data Processing & Outsourced Services (0.92%)
My EG Services Bhd(a)	5,687,300	1,135,524

Diversified Support Services (1.77%)
Prestige International, Inc.	441,000	2,197,199

Drug Retail (1.09%)
Shop Apotheke Europe NV(a)(b)(c)	15,200	1,351,090

Electrical Components & Equipment (1.53%)
Arcure SA(a)	178,198	500,472
DiscoverIE Group PLC	185,229	1,397,972
Total Electrical Components & Equipment		1,898,444

Electronic Equipment & Instruments (1.24%)
Basler AG	10,000	801,685
Catapult Group International, Ltd.(a)	1,293,400	736,535
Total Electronic Equipment & Instruments		1,538,220

Electronic Manufacturing Services (1.08%)
Audinate Group, Ltd.(a)	258,000	1,342,758

Health Care Equipment (5.64%)
Cellavision AB	38,213	1,262,591
Jeisys Medical, Inc.(a)	225,900	1,191,786
M.I.Tech Co., Ltd.	155,109	1,194,616
Revenio Group Oyj	50,000	2,227,951
Surgical Science Sweden AB(a)	74,200	1,108,313
Total Health Care Equipment		6,985,257

Health Care Facilities (0.91%)
M1 Kliniken AG(a)	207,600	1,131,288

Health Care Supplies (6.20%)
Advanced Medical Solutions Group PLC	2,138,362	7,678,935

Health Care Technology (0.96%)
Mentice AB(a)	168,333	1,184,777

Hotels, Resorts & Cruise Lines (2.03%)
Grupo Hotelero Santa Fe SAB de CV(a)	4,000,000	755,862
Trainline PLC(a)(b)(c)	501,800	1,759,223
Total Hotels, Resorts & Cruise Lines		2,515,085

		Value
	Shares	(Note 2)
Industrial Machinery (3.72%)
va-Q-tec AG(a)(c)	361,200	$4,602,817

Insurance Brokers (1.29%)
TQM Corp. PCL	1,142,400	1,599,457

Internet & Direct Marketing Retail (4.37%)
Bike24 Holding AG(a)	100,600	337,357
Ci Medical Co., Ltd.	55,400	2,029,319
Creema, Ltd.(a)	192,800	959,169
Koukandekirukun, Inc.(a)	33,200	1,019,148
Oisix ra daichi, Inc.(a)	88,100	1,073,329
Total Internet & Direct Marketing Retail		5,418,322

Investment Banking & Brokerage (5.81%)
flatexDEGIRO AG(a)	188,200	1,790,803
JDC Group AG(a)	200,000	3,919,350
M&A Capital Partners Co., Ltd.(a)	56,600	1,487,168
Total Investment Banking & Brokerage		7,197,321

Life Sciences Tools & Services (3.31%)
Genetic Signatures, Ltd.(a)	1,300,000	1,040,897
Linical Co., Ltd.	514,900	3,058,737
Total Life Sciences Tools & Services		4,099,634

Movies & Entertainment (1.23%)
Thunderbird Entertainment Group, Inc.(a)	539,200	1,528,962

Oil & Gas Equipment & Services (5.72%)
Pason Systems, Inc.	324,000	3,672,436
Schoeller-Bleckmann Oilfield Equipment AG	60,700	3,415,902
Total Oil & Gas Equipment & Services		7,088,338

Pharmaceuticals (1.29%)
JCR Pharmaceuticals Co., Ltd.	93,600	1,597,022

Publishing (2.82%)
Future PLC	166,500	3,492,185

Security & Alarm Services (0.89%)
Blackline Safety Corp.(a)	490,000	1,103,947

Semiconductors (1.03%)
Silergy Corp.	15,800	1,272,672

Specialty Chemicals (1.37%)
Avia Avian Tbk PT	31,070,300	1,699,768

		Value
	Shares	(Note 2)
Specialty Stores (3.34%)
Mister Spex SE(a)	163,000	$956,573
Pets at Home Group PLC	852,000	3,186,093
Total Specialty Stores		4,142,666

TOTAL COMMON STOCKS
(Cost $156,712,538)		116,914,202

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (4.14%)
State Street Institutional US Government Money Market Fund - Investor Class	1.343%	5,134,366	$5,134,366
			5,134,366
TOTAL SHORT TERM INVESTMENT
(Cost $5,134,366)			5,134,366

TOTAL INVESTMENTS (98.50%)
(Cost $161,846,904)			$122,048,568

OTHER ASSETS IN EXCESS OF LIABILITIES (1.50%)			1,861,757

NET ASSETS (100.00%)			$123,910,325

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the fair value of securities restricted under Rule 144A in the aggregate was $3,110,313, representing 2.51% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2022, the fair value of those securities was $7,713,130 representing 6.22% of net assets.

At June 30, 2022, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	5.9
Austria	2.9
Canada	5.4
China	1.1
Finland	1.9
France	6.9
Germany	18.7
Great Britain	20.9
Indonesia	1.5
Japan	17.1
Malaysia	1.0
Mexico	3.8
Netherlands	1.2
Norway	2.2
South Korea	2.0
Sweden	6.1
Thailand	1.4
100.0

Notes to Quarterly Portfolio of Investments
June 30, 2022 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock	$22,494,853	$–	$–	$22,494,853
Short Term Investment	1,516,921	–	–	1,516,921
Total	$24,011,744	$–	$–	$24,011,744

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$116,914,202	$–	$–	$116,914,202
Short Term Investment	5,134,366	–	–	5,134,366
Total	$232,988,718	$–	$–	$122,048,568

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Global Fund	Common Stock	Total
Balance as of September 30, 2021	$477,759	$477,759
Accrued discount/ premium	-	-
Realized Gain/(Loss)	(87,931)	(87,931)
Change in Unrealized Appreciation/(Depreciation)	94,838	94,838
Purchases	-	-
Sales Proceeds	(484,666)	(484,666)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of June 30, 2022	$-	$-

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds.

Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.